CONESTOGA FUNDS

CONESTOGA SMID CAP FUND

Supplement dated June 24, 2016

to the Prospectus dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 24, 2016, Ultimus Fund Distributors, LLC serves as the distributor for the Conestoga SMid Cap Fund (the “Fund”) and Conestoga Small Cap Fund (the “Small Cap Fund”).  As of that same date, Ultimus Fund Solutions, LLC has been engaged to provide fund accounting services, transfer agent services and shareholder servicing functions to the Fund and the Small Cap Fund pursuant to a master services agreement.

Effective June 24, 2016, the following changes are made to the Fund’s Prospectus:

1.

The second paragraph under “Purchase and Sale of Fund Shares” in the Fund’s summary section is deleted and replaced by the following:

If you wish to purchase or redeem shares directly through the Fund, you can do so by mail or by telephone on any business day once you have established an account. To establish an account, complete an account application and mail it with a check to: Conestoga SMid Cap Fund c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Additional purchases may be made by using the Fund’s mailing address, or by calling 1-800-494-2755. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

2.

The address for shareholders to establish an account on page 15 of the Fund’s prospectus is deleted and is replaced by the following:

* by Overnight Mail	Conestoga SMid Cap Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

* by Regular Mail	Conestoga SMid Cap Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707

3.

The address for shareholders requesting redemption of shares on page 20 of the Fund’s prospectus is deleted and replaced by the following:

* by Overnight Mail	Conestoga SMid Cap Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

* by Regular Mail	Conestoga SMid Cap Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707

4.

The disclosure under “TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT” on page 31 of the Fund’s prospectus is deleted and replaced by the following:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-800-494-2755

5.

The disclosure under “DISTRIBUTOR” on page 31 of the Fund’s prospectus is deleted and replaced by the following:

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE